Other Operating Income and Expenses (Details) - Schedule of Bank and its Subsidiaries Present Other Operating Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Bank and its Subsidiaries Present Other Operating Expenses [Abstract]
Write-offs for operating risks	$ 30,763	$ 18,391	$ 13,898
Expenses for credit operations of financial leasing	4,071	4,786	242
Legal expenses	2,918	1,917	357
Correspondent banks	2,594	3,321	2,614
Card administration	606	2,086	2,099
Expenses for charge-off leased assets recoveries	493	130	583
Renegotiated loan insurance premium	290	351	416
Life ensurance	275	258	233
Valuation expense	250	226	249
Provisions for trials and litigation	145	56	2
(Release) expense of provisions for operational risk	(1,324)	1,523	765
Expense recovery from operational risk events	(9,217)	(6,050)	(4,010)
Others expenses	1,041	706	1,900
Total	$ 32,905	$ 27,701	$ 19,348